INSURANCE CONTRACTS - Components of Loss Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Case reserves	$ 38	$ 54
Incurred but not reported reserves	12	13
Discounting	(1)	(1)
Provisions for adverse deviation	4	5
Total loss reserves	$ 53	$ 71	$ 144